Inventories	9 Months Ended
Sep. 30, 2024
Classes of current inventories [abstract]
Inventories

5. Inventories

The Company had the following inventories at the end of each reporting period:

	September 30,	December 31,
	2024	2023
	$	$
Raw materials	898	889
Work in progress	2,096	2,576
Finished goods	312	544
	3,306	4,009

Inventories expensed to cost of goods sold during the three-month period ended September 30, 2024, are $887 (September 30, 2023 - $1,147) and the nine-month period ended September 30, 2024, are $3,354 (September 30, 2023 - $3,139).